Operating expenses (Tables)	12 Months Ended
Mar. 31, 2019
Operating expenses
Schedule of operating expenses

For the year ended March 31,
2019
Selling and marketing expenses:
Promotion expenses	$1,319,969
Union pay service charges	393,205
Employee compensation	99,514
Employee benefit expenses	18,056
Other	1,262
1,832,006

General and administrative expenses:
Employee compensation	$1,749,429
Employee benefit expenses	61,000
Depreciation expenses of vehicles	22,162
Other	66,519
1,899,110

Operating expenses	$3,731,116